Property, plant and equipment, net	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment, net
Property, plant and equipment, net

12.  Property, plant and equipment, net

		Freehold land	Plant and	Right-of-use	Mine
US$ thousand	Notes	and buildings	equipment	assets	development	Total
Net book value
At January 1, 2023		$1,247	$201,133	$899	$218,947	$422,226
Depreciation	6	(65)	(7,218)	(352)	(4,061)	(11,696)
Additions		—	4,141	—	9,239	13,380
At March 31, 2023		$1,182	$198,056	$547	$224,125	$423,910

Plant and equipment includes expenditure for construction in progress of $87,805 thousand (2022: $86,191 thousand).

Through management’s review of internal and external factors, no indicators of impairment existed in 2023 and 2022.

12.	Property, plant and equipment, net

2022

		Freehold		Right-of-
		land and	Plant and	use	Mine
US$ thousand	Notes	buildings	equipment	assets	development	Total
Cost
As at January 1, 2022		8,873	477,079	2,135	457,099	945,186
Additions		—	56,068	970	20,717	77,755
Disposals		—	(157)	—	—	(157)
Other movements(1)		—	(10,405)	—	8,053	(2,352)
As at December 31, 2022		8,873	522,585	3,105	485,869	1,020,432
Accumulated depreciation and impairment:
As at January 1, 2022		7,097	289,270	886	249,762	547,015
Depreciation	6	529	32,319	1,320	17,160	51,328
Disposals		—	(137)	—	—	(137)
As at December 31, 2022		7,626	321,452	2,206	266,922	598,206
Net book value as at December 31, 2022		1,247	201,133	899	218,947	422,226
(1)	Primarily consists of decreases in rehabilitation costs of $2,352 thousand (plant and equipment). The balance is expenditure for construction in progress carried in plant and equipment and transferred to the respective asset category when brought in to use.

Plant and equipment include expenditure for construction in progress of $86,191 thousand (2021: $56,571 thousand). Included in cost of goods sold, is an estimated amount of $nil (2021: $23,238 thousand) relating to certain CWIP costs which, due to financial reporting system limitations within the CWIP module and resulting lack of documentation supporting the capitalization of these costs related to production, have been expensed in the respective periods.

Through management’s review of internal and external factors, no indicators of impairment existed in 2022 and 2021.

As at December 31, 2022, the Company is committed to $1,200 thousand (2021: $270 thousand) of short-term lease payments.

12.	Property, plant and equipment, net (continued)

2021

		Freehold		Right-of-
		land and	Plant and	use	Mine
US$ thousand	Notes	buildings	equipment	assets	development	Total
Cost
As at January 1, 2021		8,986	444,611	177	443,819	897,593
Additions		—	24,225	1,958	6,663	32,846
Disposals		—	(8,202)	—	—	(8,202)
Other movements(1)		(113)	16,445	—	6,617	22,949
As at December 31, 2021		8,873	477,079	2,135	457,099	945,186
Accumulated depreciation and impairment:
As at January 1, 2021		6,394	264,296	65	231,681	502,436
Depreciation	6	703	32,645	821	18,093	52,262
Disposals		—	(8,202)	—	—	(8,202)
Other movements(1)		—	531	—	(12)	519
As at December 31, 2021		7,097	289,270	886	249,762	547,015
Net book value as at December 31, 2021		1,776	187,809	1,249	207,337	398,171
(1)	Primarily consists of increases in rehabilitation costs of $24,056 thousand (plant and equipment) offset by $1,107 thousand of other reclassifications within the various property, plant and equipment headings. The balance is expenditure for construction in progress carried in plant and equipment and transferred to the respective asset category when brought in to use.

12.	Property, plant and equipment, net

2021

		Freehold		Right-of-
		land and	Plant and	use	Mine
US$thousand	Notes	buildings	equipment	assets	development	Total
Cost
At January 1, 2021		8,986	444,611	177	443,819	897,593
Additions		—	24,225	1,958	6,663	32,846
Disposals		—	(8,202)	—	—	(8,202)
Other movements(1)		(113)	16,445	—	6,617	22,949
At December 31, 2021		8,873	477,079	2,135	457,099	945,186
Accumulated depreciation and impairment:
At January 1, 2021		6,394	264,296	65	231,681	502,436
Depreciation	6	703	32,645	821	18,093	52,262
Disposals		—	(8,202)	—	—	(8,202)
Other movements(1)		—	531	—	(12)	519
At December 31, 2021		7,097	289,270	886	249,762	547,015
Net book value at December 31, 2021		1,776	187,809	1,249	207,337	398,171
(1)	Primarily consists of increases in rehabilitation costs of $24,056 thousand (plant and equipment) offset by $1,107 thousand of other reclassifications within the various property, plant and equipment headings. Expenditure for construction in progress is carried in plant and equipment and is transferred to the respective category when brought in to use.

Plant and equipment include expenditure for construction in progress of $56,571 thousand (2020: $21,819 thousand; January 1, 2020: $21,630 thousand). Included in cost of goods sold, is an estimated amount of $23,238 thousand (2020: $11,705 thousand) relating to certain CWIP costs which, due to financial reporting system limitations within the CWIP module and resulting lack of documentation supporting the capitalization of these costs related to production, have been expensed in the respective periods.

Through management’s review of internal and external factors, no indicators of impairment existed in 2021 and 2020.

At December 31, 2021, the Company is committed to $270 thousand (2020: $863 thousand) of short-term lease payments.

2020

		Freehold		Right-of-
		land and	Plant and	use	Mine
US$thousand	Notes	buildings	equipment	assets	development	Total
Cost
At January 1, 2020		15,836	402,089	13,395	421,939	853,259
Additions		—	57,004	176	—	57,180
Disposals		(35)	(1,256)	(9,955)	(180)	(11,426)
Other movements(1)		(6,815)	(13,226)	(3,439)	22,060	(1,420)
At December 31, 2020		8,986	444,611	177	443,819	897,593
Accumulated depreciation and impairment:
At January 1, 2020		11,121	229,019	6,079	209,345	455,564
Depreciation	6	392	30,191	2,335	22,515	55,433
Disposals		(35)	(1,127)	(7,220)	(179)	(8,561)
Other movements(1)		(5,084)	6,213	(1,129)	—	—
At December 31, 2020		6,394	264,296	65	231,681	502,436
Net book value at December 31, 2020		2,592	180,315	112	212,138	395,157
(1)	Primarily consists of increases in rehabilitation costs of $423 thousand (plant and equipment) and reclassifications within the various property, plant and equipment headings.